Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AltShares Event-Driven ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	13.57%	3.78%	6.89%
AltShares Event-Driven ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	11.57%	1.52%	5.20%
AltShares Event-Driven ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.68%	8.16%	1.90%	4.76%
S&P 500® INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.53%	17.88%	14.42%	14.82%
BLOOMBERG U.S. TREASURY BILL INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.01%	4.30%	3.19%	2.20%
BLOOMBERG U.S. AGGREGATE BOND INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.87%	7.30%	(0.36%)	2.01%

[1]	The S&P 500® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Standard and Poor’s 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[2]	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
[3]	The Bloomberg U.S. Aggregate Bond Index is one of the Fund’s additional indexes and is also more representative of the Fund’s risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.